S-K 1609(a), De-SPAC Projection Preparers - Enhanced Ltd. [Member]	Mar. 19, 2026
De-SPAC, Projection Preparer [Line Items]
De-SPAC, Projection Purpose	Enhanced anticipates rapid business growth in the near term. By implementing strategic initiatives such as diversifying revenue streams, expanding into international markets, and forming strategic partnerships, Enhanced aims to strengthen its market position and enhance shareholder value.
De-SPAC, Projection Preparer Name	Enhanced